Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit expenses [Abstract]
Summary of Employee benefit expenses

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Salaries	5,632,219	5,302,234	4,741,380
Directors’ remuneration	40,164	28,621	23,980
Labor and health insurance	424,901	449,223	432,568
Pension	200,014	205,671	195,359
Other personnel expenses	460,590	480,554	442,781
	6,757,888	6,466,303	5,836,068

a)
In accordance with the Company’s Articles of Incorporation, employees’ compensation is based on the current year’s earnings, which should first be used to cover accumulated deficits, if any, and then 10% of the remaining balance distributed as employees’ compensation, including distributions to certain qualifying employees in affiliate companies, and no more than 0.5% as directors’ remuneration. Subject to the Board of Directors’ approval, employees’ compensation may be made by way of cash or share issuance. Distribution of employees’ compensation and directors’ remuneration shall be presented and reported in the subsequent shareholders’ meeting.
b)
Based on profit as of the end of reporting period, for the years ended December 31, 2021, 2022 and 2023, the employees’ compensation were accrued at NT$673,387 thousand, NT$447,303 thousand and 250,181 thousand, respectively; the directors’ remuneration were accrued at NT$25,690 thousand, NT$11,182 thousand and NT$6,255 thousand, respectively.
c)
For the year of 2022, employees’ compensation and directors’ remuneration recognized were consistent with the amounts resolved in the Board of Directors’ meeting.